Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	ETF Managers Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Sep. 30, 2016
Document Effective Date	Sep. 30, 2016
Prospectus Date	Sep. 30, 2016
Spirited Funds/ETFMG Whiskey & Spirits ETF | Spirited Funds/ETFMG Whiskey & Spirits ETF
Prospectus:
Trading Symbol	WSKY